Trade Payables and Accrued Liabilities	6 Months Ended
Jun. 30, 2018
Trade and other current payables [abstract]
Trade Payables and Accrued Liabilities
7.	TRADE PAYABLES AND ACCRUED LIABILITIES

	June 30, 2018	December 31, 2017
Trade payables	2,353	813
Amounts due to related parties (Note 9)	62	42
Accrued liabilities	5	114
	2,420	969